FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2011
FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2010	2011	2011
			US$ (Note 2)
Assets
Current assets:
Cash and cash equivalents	39,898	45,069	7,161
Prepayments and other current assets	12,626	1,014	161

Total current assets	52,524	46,083	7,322
Other assets	786	628	100
Investment in subsidiaries	2,070,342	2,204,258	350,220

Total assets	2,123,652	2,250,969	357,642

Liabilities and equity
Current liabilities:
Deferred revenue	1,577	1,500	238
Accrued expenses and other current liabilities	818	—	—

Total current liabilities	2,395	1,500	238
Deferred revenue	5,123	3,375	536

Total liabilities	7,518	4,875	774

Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 241,151,755 and 242,604,223 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	178	179	28
Additional paid-in capital	2,168,364	2,199,954	349,538
Retained earnings (Accumulated deficit)	(29,705)	85,127	13,525
Accumulated other comprehensive loss	(22,703)	(39,166)	(6,223)

Total equity	2,116,134	2,246,094	356,868

Total liabilities and equity	2,123,652	2,250,969	357,642

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF OPERATIONS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2009	2010	2011	2011
				US$ (Note 2)
Operating costs and expenses:
Selling and marketing expenses	—	157	157	25
General and administrative expenses	9,664	13,485	16,447	2,613

Total operating costs and expenses	9,664	13,642	16,604	2,638

Loss from operations	(9,664)	(13,642)	(16,604)	(2,638)
Interest income	14	813	452	72
Foreign exchange gain (loss)	—	(547)	1,086	172
Other income	—	3,028	2,649	421
Income in investment in subsidiaries	52,195	226,099	127,249	20,218

Net income attributable to ordinary share holders	42,545	215,751	114,832	18,245

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2009	2010	2011	2011
				US$ (Note 2)
Operating activities:
Net income	42,545	215,751	114,832	18,245
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	7,955	13,113	15,483	2,460
Income in investment in subsidiaries	(52,195)	(226,099)	(127,249)	(20,218)
Changes in operating assets and liabilities:
Deferred revenue	—	6,700	(1,825)	(290)
Prepayments and other current assets	(487)	(18,581)	12,269	1,950
Salary and welfare payable	(1,075)	—	—	—
Accrued expenses and other current liabilities	(265)	15	(818)	(130)

Net cash provided by (used in) operating activities	(3,522)	(9,101)	12,692	2,017

Investing activities:
Collection from amount due from subsidiaries	—	13,654	—	—
Investment in subsidiaries	(51,341)	(979,345)	—	—

Net cash used in investing activities	(51,341)	(965,691)	—	—

Financing activities:
Proceeds from issuance ordinary shares	54,945	959,104	—	—
Ordinary share issuance costs, net of exisiting shareholder reimbursements	—	3,930	—	—
Net proceeds from issuance of ordinary shares upon exercise of option	3,765	41,125	7,285	1,157
Net proceeds from exercise of warrants	—	17,873	—	—
Refund of deposit for share subscription	(1,503)	—	—	—
Deposit received for exercise of option	1,006	—	—	—

Net cash provided by financing activities	58,213	1,022,032	7,285	1,157

Effect of exchange rate changes on cash and cash equivalents	(20)	(16,189)	(14,806)	(2,352)
Net increase in cash and cash equivalents	3,330	31,051	5,171	822
Cash and cash equivalents at the beginning of the year	5,517	8,847	39,898	6,339

Cash and cash equivalents at the end of the year	8,847	39,898	45,069	7,161

Supplemental schedule of non-cash investing and financing activities:
Issuance of ordinary shares from subscription deposit	20,761	—	—	—
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables	—	7,614	—	—
Issuance of ordinary shares upon exercise of options from subscription deposit	—	1,217	—	—
Issuance warrant for acquisition of noncontrolling interest	—	7,067	—	—
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	—	—	499	80

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.